Long-Term Debt (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Millions		12 Months Ended				24 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2014		Jun. 30, 2015	Mar. 31, 2015	May. 31, 2014	May. 31, 2013	Nov. 30, 2011
Debt Instrument [Line Items]
Unamortized discount		$ (19)				$ (19)
Total long-term debt, less amounts due currently		4,997		$ 5,381		4,997		$ 5,680
6.375% Fixed Senior Notes Due January 15, 2015 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 500				$ 500		$ 500
Interest percentage		6.375%	[1]	6.375%	[1]	6.375%	[1]	6.375%
Due date	[1]					Jan. 15, 2015
5.000% Fixed Senior Notes Due September 30, 2017 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 324				$ 324		$ 324
Interest percentage		5.00%	[1]	5.00%	[1]	5.00%	[1]	5.00%
Due date	[1]					Sep. 30, 2017
6.800% Fixed Senior Notes Due September 1, 2018 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 550				$ 550		$ 550
Interest percentage		6.80%	[1]	6.80%	[1]	6.80%	[1]	6.80%
Due date	[1]					Sep. 01, 2018
2.150% Fixed Senior Notes Due June 1, 2019 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 250				$ 250		$ 250		$ 250
Interest percentage		2.15%	[1]	2.15%	[1]	2.15%	[1]	2.15%		2.15%
Due date	[1]					Jun. 01, 2019
5.750% Fixed Senior Notes Due September 30, 2020 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 126				$ 126		$ 126
Interest percentage		5.75%	[1]	5.75%	[1]	5.75%	[1]	5.75%
Due date	[1]					Sep. 30, 2020
4.100% Fixed Senior Notes Due June 1, 2022 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 400				$ 400		$ 400
Interest percentage		4.10%	[1]	4.10%	[1]	4.10%	[1]	4.10%
Due date	[1]					Jun. 01, 2022
7.000% Fixed Debentures Due September 1, 2022 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 800				$ 800		$ 800
Interest percentage		7.00%	[1]	7.00%	[1]	7.00%	[1]	7.00%
Due date	[1]					Sep. 01, 2022
2.950% Fixed Senior Notes due April 1, 2025 [Member]
Debt Instrument [Line Items]
Fixed Senior Note								$ 350	$ 350
Interest percentage								2.95%	2.95%
7.000% Fixed Senior Notes Due May 1, 2032 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 500				$ 500		$ 500
Interest percentage		7.00%	[1]	7.00%	[1]	7.00%	[1]	7.00%
Due date	[1]					May 01, 2032
7.250% Fixed Senior Notes Due January 15, 2033 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 350				$ 350		$ 350
Interest percentage		7.25%	[1]	7.25%	[1]	7.25%	[1]	7.25%
Due date	[1]					Jan. 15, 2033
7.500% Fixed Senior Notes Due September 1, 2038 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 300				$ 300		$ 300
Interest percentage		7.50%	[1]	7.50%	[1]	7.50%	[1]	7.50%
Due date	[1]					Sep. 01, 2038
5.250% Fixed Senior Notes Due September 30, 2040 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 475				$ 475		$ 475
Interest percentage		5.25%	[1]	5.25%	[1]	5.25%	[1]	5.25%
Due date	[1]					Sep. 30, 2040
4.550% Fixed Senior Notes Due December 1, 2041 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 400				$ 400		$ 400			$ 100	$ 300
Interest percentage		4.55%	[1]	4.55%	[1]	4.55%	[1]	4.55%			4.55%
Due date	[1]					Dec. 01, 2041
5.300% Fixed Senior Notes Due June 1, 2042 [Member]
Debt Instrument [Line Items]
Fixed Senior Note		$ 500				$ 500		$ 500
Interest percentage		5.30%	[1]	5.30%	[1]	5.30%	[1]	5.30%
Due date	[1]					Jun. 01, 2042
3.750% Fixed Senior Notes due April 1, 2045 [Member]
Debt Instrument [Line Items]
Fixed Senior Note								$ 375	$ 375
Interest percentage								3.75%	3.75%
5.420% Fixed Series 2003 Bonds Due Through August 15, 2015 [Member]
Debt Instrument [Line Items]
Fixed Bonds		$ 54				$ 54		$ 25
Interest percentage		5.42%	[2]	5.42%	[2]	5.42%	[2]	5.42%
Due date	[2]	Aug. 15, 2015		Aug. 15, 2015
5.290% Fixed Series 2004 Bonds Due Through May 15, 2016 [Member]
Debt Instrument [Line Items]
Fixed Bonds		$ 126				$ 126		$ 86
Interest percentage		5.29%	[2]	5.29%	[2]	5.29%	[2]	5.29%
Due date	[2]	May 15, 2016		May 15, 2016
Oncor
Debt Instrument [Line Items]
Unamortized discount		$ (19)	[1]	$ (23)	[1]	$ (19)	[1]	$ (20)
Less amount due currently	[1]	(500)				(500)
Total long-term debt, less amounts due currently		4,956	[1]	5,202	[1]	4,956	[1]	5,680
Oncor | 6.375% Fixed Senior Notes Due January 15, 2015 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	500		500		500
Oncor | 5.000% Fixed Senior Notes Due September 30, 2017 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	324		324		324
Oncor | 6.800% Fixed Senior Notes Due September 1, 2018 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	550		550		550
Oncor | 2.150% Fixed Senior Notes Due June 1, 2019 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	250				250
Oncor | 5.750% Fixed Senior Notes Due September 30, 2020 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	126		126		126
Oncor | 4.100% Fixed Senior Notes Due June 1, 2022 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	400		400		400
Oncor | 7.000% Fixed Debentures Due September 1, 2022 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	800		800		800
Oncor | 7.000% Fixed Senior Notes Due May 1, 2032 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	500		500		500
Oncor | 7.250% Fixed Senior Notes Due January 15, 2033 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	350		350		350
Oncor | 7.500% Fixed Senior Notes Due September 1, 2038 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	300		300		300
Oncor | 5.250% Fixed Senior Notes Due September 30, 2040 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	475		475		475
Oncor | 4.550% Fixed Senior Notes Due December 1, 2041 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	400		400		400
Oncor | 5.300% Fixed Senior Notes Due June 1, 2042 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	500		500		500
Bondco
Debt Instrument [Line Items]
Unamortized discount	[2]			(1)
Less amount due currently		(139)	[2]	(131)	[2]	(139)	[2]	$ (111)
Total long-term debt, less amounts due currently	[2]	41		179		41
Bondco | 5.420% Fixed Series 2003 Bonds Due Through August 15, 2015 [Member]
Debt Instrument [Line Items]
Fixed Bonds	[2]	54		106		54
Bondco | 5.290% Fixed Series 2004 Bonds Due Through May 15, 2016 [Member]
Debt Instrument [Line Items]
Fixed Bonds	[2]	$ 126		$ 205		$ 126

[1]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor's other secured indebtedness. See "Deed of Trust" below for additional information.
[2]	The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.